Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted Loss Per Common Share (Detail) - USD ($)		2 Months Ended
	Feb. 01, 2021	Mar. 31, 2021
Numerator: Earnings allocable to Redeemable Class A common stock
Interest income earned on Trust Account		$ 0
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,000,000
Earnings Per Share, Basic and Diluted	$ 0
Numerator: Net loss minus net loss allocable to Redeemable Class A common stock
Net loss	$ (10,000)	(91,111)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,000,000
Earnings Per Share, Basic and Diluted	$ 0
Class A Common Stock | Common Stock Subject To Possible Redemption [Member]
Numerator: Earnings allocable to Redeemable Class A common stock
Interest income earned on Trust Account		0
Less: Applicable franchise and income taxes		0
Net loss attributable to Redeemable Class A common stock		$ 0
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Weighted Average Number of Shares Outstanding, Basic and Diluted		39,997,668
Earnings Per Share, Basic and Diluted		$ 0.00
Numerator: Net loss minus net loss allocable to Redeemable Class A common stock
Less: Net loss allocable to Redeemable Class A common stock -		$ 0
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Weighted Average Number of Shares Outstanding, Basic and Diluted		39,997,668
Earnings Per Share, Basic and Diluted		$ 0.00
Common Stock Class A and Class B [Member] | Non Redeemable Common Stock [Member]
Numerator: Earnings allocable to Redeemable Class A common stock
Net loss attributable to Redeemable Class A common stock		$ 0
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Weighted Average Number of Shares Outstanding, Basic and Diluted		6,658,032
Earnings Per Share, Basic and Diluted		$ (0.01)
Numerator: Net loss minus net loss allocable to Redeemable Class A common stock
Net loss		$ (91,111)
Less: Net loss allocable to Redeemable Class A common stock -		0
Net loss attributable to Non-Redeemable Class A and Class B common stock shareholders		$ (91,111)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Weighted Average Number of Shares Outstanding, Basic and Diluted		6,658,032
Earnings Per Share, Basic and Diluted		$ (0.01)